Accounting policies - Impairment of financial assets - Macroeconomic variable assumptions (Details)	12 Months Ended
	Dec. 31, 2021 item $ / $	Dec. 31, 2020 $ / $
Financial instruments
Peso/USD (Exchange rate at end of period) | $ / $	20.5075	19.9087
Base | Within one year
Financial instruments
GDP (as a percent year over year)	3.12%
CPI (as a percent year over year)	6.74%
Unemployment rates (as a percent of active population)	4.01%
Peso/USD (Exchange rate at end of period)	20.41
Loans Mortgage (as a percent year over year)	9.44
Loans - Consumer (as a percent year over year)	4.11
Deposits Total (as a percent year over year)	4.76
Stock markets (level)	52,040.92
Base | 2022
Financial instruments
GDP (as a percent year over year)	3.38%
CPI (as a percent year over year)	4.04%
Unemployment rates (as a percent of active population)	3.67%
Peso/USD (Exchange rate at end of period)	20.74
Loans Mortgage (as a percent year over year)	10.07
Loans - Consumer (as a percent year over year)	8.16
Deposits Total (as a percent year over year)	2.28
Stock markets (level)	54,747.05
Base | 2023
Financial instruments
GDP (as a percent year over year)	3.54%
CPI (as a percent year over year)	3.54%
Unemployment rates (as a percent of active population)	3.56%
Peso/USD (Exchange rate at end of period)	21.04
Loans Mortgage (as a percent year over year)	8.62
Loans - Consumer (as a percent year over year)	6.43
Deposits Total (as a percent year over year)	5.16
Stock markets (level)	57,593.89
Base | 2024
Financial instruments
GDP (as a percent year over year)	1.61%
CPI (as a percent year over year)	3.50%
Unemployment rates (as a percent of active population)	3.56%
Peso/USD (Exchange rate at end of period)	21.34
Loans Mortgage (as a percent year over year)	7.95
Loans - Consumer (as a percent year over year)	5.71
Deposits Total (as a percent year over year)	5.83
Stock markets (level)	60,588.77
Upside | Within one year
Financial instruments
GDP (as a percent year over year)	3.12%
CPI (as a percent year over year)	6.74%
Unemployment rates (as a percent of active population)	4.01%
Peso/USD (Exchange rate at end of period)	20.41
Loans Mortgage (as a percent year over year)	9.44
Loans - Consumer (as a percent year over year)	4.11
Deposits Total (as a percent year over year)	4.76
Stock markets (level)	52,040.92
Upside | 2022
Financial instruments
GDP (as a percent year over year)	5.31%
CPI (as a percent year over year)	2.59%
Unemployment rates (as a percent of active population)	3.51%
Peso/USD (Exchange rate at end of period)	18.82
Loans Mortgage (as a percent year over year)	14.86
Loans - Consumer (as a percent year over year)	29.84
Deposits Total (as a percent year over year)	5.27
Stock markets (level)	64,851.25
Upside | 2023
Financial instruments
GDP (as a percent year over year)	4.59%
CPI (as a percent year over year)	3.00%
Unemployment rates (as a percent of active population)	3.29%
Peso/USD (Exchange rate at end of period)	19.01
Loans Mortgage (as a percent year over year)	10.43
Loans - Consumer (as a percent year over year)	9.61
Deposits Total (as a percent year over year)	7.84
Stock markets (level)	68,275.18
Upside | 2024
Financial instruments
GDP (as a percent year over year)	2.96%
CPI (as a percent year over year)	3.00%
Unemployment rates (as a percent of active population)	3.17%
Peso/USD (Exchange rate at end of period)	19.20
Loans Mortgage (as a percent year over year)	8.92
Loans - Consumer (as a percent year over year)	7.56
Deposits Total (as a percent year over year)	9.38
Stock markets (level)	71,826.48
Downside | Within one year
Financial instruments
GDP (as a percent year over year)	3.12%
CPI (as a percent year over year)	6.74%
Unemployment rates (as a percent of active population)	4.01%
Peso/USD (Exchange rate at end of period)	20.41
Loans Mortgage (as a percent year over year)	9.44
Loans - Consumer (as a percent year over year)	4.11
Deposits Total (as a percent year over year)	4.76
Stock markets (level)	52,040.92
Downside | 2022
Financial instruments
GDP (as a percent year over year)	(11.01%)
CPI (as a percent year over year)	7.67%
Unemployment rates (as a percent of active population)	6.39%
Peso/USD (Exchange rate at end of period)	26.36
Loans Mortgage (as a percent year over year)	2.97
Loans - Consumer (as a percent year over year)	(20.27)
Deposits Total (as a percent year over year)	(2.48)
Stock markets (level)	43,803.42
Downside | 2023
Financial instruments
GDP (as a percent year over year)	2.06%
CPI (as a percent year over year)	4.10%
Unemployment rates (as a percent of active population)	5.94%
Peso/USD (Exchange rate at end of period)	25.13
Loans Mortgage (as a percent year over year)	7.64
Loans - Consumer (as a percent year over year)	5.31
Deposits Total (as a percent year over year)	0.08
Stock markets (level)	48,477.42
Downside | 2024
Financial instruments
GDP (as a percent year over year)	1.52%
CPI (as a percent year over year)	3.84%
Unemployment rates (as a percent of active population)	5.55%
Peso/USD (Exchange rate at end of period)	24.66
Loans Mortgage (as a percent year over year)	7.54
Loans - Consumer (as a percent year over year)	5.01
Deposits Total (as a percent year over year)	2.00
Stock markets (level)	50,998.24